Organization and Business Operations - Additional Information (Details)							1 Months Ended		6 Months Ended		12 Months Ended
	Jul. 12, 2023 USD ($) Extension $ / shares	Jul. 11, 2023 USD ($) $ / shares shares	Feb. 07, 2023 shares	Dec. 23, 2022 USD ($) Day $ / shares shares	Jan. 19, 2021 USD ($) $ / shares shares	Jan. 14, 2021 USD ($) $ / shares shares	Apr. 14, 2023 USD ($) Extension $ / shares	Oct. 31, 2020 USD ($)	Jul. 14, 2023 USD ($) Extension $ / shares	Jun. 30, 2023 USD ($) Subsidiary Day $ / shares	Dec. 31, 2022 USD ($) Subsidiary $ / shares shares	Dec. 31, 2021 USD ($) $ / shares	Jan. 12, 2023 USD ($)	Dec. 31, 2020 USD ($)	Oct. 23, 2020 USD ($)
Organization And Basis Of Operations [Line Items]
Federal income tax and prepaid franchise tax payable											$ 700,000
Proceeds from related party debt										$ 202,683	150,000	$ 150,000
Gross proceeds from issuance of initial public offering											$ 276,000,000
Number of private placement warrants sold | shares					720,000	6,550,000
Sale price per private placement warrant | $ / shares					$ 1	$ 1
Proceeds from private placement					$ 720,000	$ 6,550,000						$ 7,270,000
Period of underwriters option to purchase units					45 days
Deferred underwriting fees					$ 720,000
Transaction costs						13,836,086
Underwriting discount						4,800,000
Deferred underwriting discounts and commissions						8,400,000
Other offering costs						$ 636,086
Net proceeds placed in Trust Account					$ 276,000,000
Anticipated stock redemption price per share | $ / shares										$ 10	$ 10
Minimum net intangible assets required for business combination										$ 5,000,001	$ 5,000,001
Restriction on redeeming shares in case of stockholder approval of business combination										15.00%	15.00%
Business combination incomplete, percentage of stock redemption										100.00%	100.00%
Business combination, completion date of acquisition										Jan. 14, 2024	Jul. 14, 2023
Number of business days | Day				10						10
Common stock, shares redeemed | shares				25,132,578							25,132,578
Common stock, redemption value				$ 253,600,000
Temporary equity redemption price per share | $ / shares				$ 10.09						$ 10.72	$ 10.24	$ 10
Price per Public Share reduction to amount held in Trust Account | $ / shares											$ 10
Operating bank account balance										$ 100,000	$ 1,000,000
Working capital										7,700,000	5,200,000
Federal income tax payable										100,000
Maximum
Organization And Basis Of Operations [Line Items]
Underwriters option to purchase additional units | shares					3,600,000
Guarantor obligation expenses, liquidation proceeds amount										$ 100,000	$ 100,000
Minimum
Organization And Basis Of Operations [Line Items]
Average aggregate global market capitalization | shares			40,000,000
IPO
Organization And Basis Of Operations [Line Items]
Sale of Units, net of underwriting discount and offering expenses, shares | shares						24,000,000
Shares issued price per share | $ / shares						$ 10				$ 10	$ 10
Gross proceeds from issuance of initial public offering						$ 240,000,000
Transaction costs										$ 15,800,000	$ 15,800,000
Underwriting discount										5,500,000	5,500,000
Deferred underwriting discounts and commissions										9,700,000	9,700,000
Other offering costs										$ 700,000	$ 700,000
Over-allotment Option
Organization And Basis Of Operations [Line Items]
Sale of Units, net of underwriting discount and offering expenses, shares | shares					3,600,000
Aggregate gross proceeds from exercise of underwriters over allotment option					$ 36,000,000
Net proceeds placed in Trust Account					$ 276,000,000
Initial Public Offering, Over Allotment and Private Placement
Organization And Basis Of Operations [Line Items]
Shares issued price per share | $ / shares					$ 10
ADEX Merger Sub, LLC
Organization And Basis Of Operations [Line Items]
Number of subsidiary | Subsidiary										1	1
Date of incorporation										Nov. 24, 2021
GRIID Infrastructure LLC | Scenario Forecast
Organization And Basis Of Operations [Line Items]
Aggregate deposit amount							$ 444,136		$ 888,272
Aggregate deposits amount per share | $ / shares							$ 0.06		$ 0.06
Number of extensions | Extension	2						6
Extensions term	3 months						1 month		1 month
Promissory Note
Organization And Basis Of Operations [Line Items]
Outstanding principal amount													$ 1,358,272
Promissory Note | Maximum
Organization And Basis Of Operations [Line Items]
Aggregate principal amount													1,800,000
Promissory Note | Sponsor
Organization And Basis Of Operations [Line Items]
Aggregate principal amount															$ 150,000
Related Party | Founder Shares | Sponsor
Organization And Basis Of Operations [Line Items]
Related party offering costs								$ 25,000
Related Party | Promissory Note | Sponsor
Organization And Basis Of Operations [Line Items]
Promissory note - related party														$ 150,000
Subsequent Event
Organization And Basis Of Operations [Line Items]
Temporary equity redemption price per share | $ / shares		$ 10.58
Subsequent Event | Minimum
Organization And Basis Of Operations [Line Items]
Average aggregate global market capitalization | shares			40,000,000
Subsequent Event | GRIID Infrastructure LLC
Organization And Basis Of Operations [Line Items]
Number of extensions | Extension									6
Aggregate principal amount	$ 1,800,000
Outstanding principal amount	$ 1,358,272
Subsequent Event | Promissory Note
Organization And Basis Of Operations [Line Items]
Outstanding principal amount													444,136
Subsequent Event | Promissory Note | Maximum
Organization And Basis Of Operations [Line Items]
Aggregate principal amount													$ 900,000
Subsequent Event | Second Extension
Organization And Basis Of Operations [Line Items]
Date by which business combination shall be consumated after extension one	Jul. 14, 2023
Date by which business combination shall be consumated after extension two	Oct. 14, 2023
Payment to acquire restricted investments	$ 120,000
Payment per share to acquire restricted investments | $ / shares	$ 0.03
Subsequent Event | Second Extension | ADEXG R I I D Infrastructure L L C
Organization And Basis Of Operations [Line Items]
Payment to acquire restricted investments	$ 120,000
Proceeds from related party debt	120,000
Subsequent Event | Second Extension | GRIID Infrastructure LLC
Organization And Basis Of Operations [Line Items]
Proceeds from related party debt	120,000
Subsequent Event | Second Extension | Tranche One
Organization And Basis Of Operations [Line Items]
Payment to acquire restricted investments	60,000
Subsequent Event | Second Extension | Tranche Two
Organization And Basis Of Operations [Line Items]
Payment to acquire restricted investments	$ 60,000
Subsequent Event | Common Class A
Organization And Basis Of Operations [Line Items]
Temporary equity stock shares redeemed during the period shares | shares		467,396
Temporary equity stock shares redeemed during the period value		$ 4,900,000